Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of the Company's long-term debt was determined using inputs classified as Level 2 and a discounted cash flow approach using market rates for similar debt instruments. The carrying amount and estimated fair value of the Company's long-term debt as of December 31, 2014 and 2013 are as follows:

	As of December 31, 2014		As of December 31, 2013
(In thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Liabilities:
Long-term debt, including current portion	$1,652,621	$1,659,883	$437,280	$443,067

Recurring Fair Value Measurements
The following table summarizes the financial instruments measured at fair value on a recurring basis classified in the fair value hierarchy (Level 1, 2 or 3) based on the inputs used for valuation in the accompanying consolidated balance sheet:

(In thousands)	As of December 31, 2014				As of December 31, 2013
Assets	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Foreign exchange contracts	$—	$1,811	$—	$1,811	$—	$—	$—	$—
Total Derivative Assets	$—	$1,811	$—	$1,811	$—	$—	$—	$—
Liabilities
Interest rate swaps	$—	$3,204	$—	$3,204	$—	$—	$—	$—
Foreign exchange contracts	—	685	—	685	—	—	—	—
Total Derivative Liabilities	$—	$3,889	$—	$3,889	$—	$—	$—	$—

The Company's interest rate swaps and foreign currency hedges are classified as Level 2 since all significant inputs are observable for similar instruments. The fair value is determined based on observable market prices for forward currencies and interest rates. There were no transfers between Level 1, Level 2 and Level 3 financial instruments during the year ended December 31, 2014. The Company held no financial instruments measured at fair value during the year ended December 31, 2013.